Revenue - Summary of Transaction Price Allocated To The Remaining Performance Obligation For Contracts With Customers (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 36,428	$ 9,354
Digital solutions services - non financial services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	34,185	9,354
Hotel operations, hospitality and VIP services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	493
Digital media, content, and marketing services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,750
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	28,876	8,676
Within one year [member] | Digital solutions services - non financial services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	26,883	8,676
Within one year [member] | Hotel operations, hospitality and VIP services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	493
Within one year [member] | Digital media, content, and marketing services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,500
More than one year but not more than two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	7,552	678
More than one year but not more than two years [member] | Digital solutions services - non financial services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	7,302	$ 678
More than one year but not more than two years [member] | Hotel operations, hospitality and VIP services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	0
More than one year but not more than two years [member] | Digital media, content, and marketing services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 250